Schedule of Notes Payable (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 28, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total		$ 73,007	$ 500,000	$ 62,500
Loan Forgiveness	(73,007)	(62,500)
PPP Note Payable One [Member]
Debt Instrument [Line Items]
Total		62,500		62,500
PPP Note Payable Two [Member]
Debt Instrument [Line Items]
Total	$ 73,007	$ 73,007